EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2017
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

16.                EARNINGS (LOSS) PER SHARE

Basic and diluted net earnings attributable to common shareholders of Kinross for the year ended December 31, 2017 was $445.4 million (year ended December 31, 2016 — $104.0 million loss).

Earnings (loss) per share has been calculated using the weighted average number of common shares and common share equivalents issued and outstanding during the period.  Stock options are reflected in diluted earnings per share by application of the treasury method.  The following table details the weighted average number of outstanding common shares for the purpose of computing basic and diluted loss per common share for the following periods:

(Number of common shares in thousands)	Years ended December 31,
	2017	2016
Basic weighted average shares outstanding:	1,246,619	1,227,007
Weighted average shares dilution adjustments:
Stock options	1,606	—
Restricted shares	3,905	—
Restricted performance shares	4,915	—

Diluted weighted average shares outstanding	1,257,045	1,227,007

Weighted average shares dilution adjustments - exclusions: (a)
Stock options (b)	7,199	12,429
Restricted shares	—	3,625
Restricted performance shares	—	4,786

(a)	These adjustments were excluded, as they are anti-dilutive.
(b)

Anti-dilutive stock options were determined using the Company’s average share price for the year.  For the years ended December 31, 2017 and 2016, the average share price used was $4.00 and $3.91, respectively.